Capital assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Capital assets
6.	Capital assets

The Company’s capital assets consist of the following:

	December 31, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
	$	$	$	$	$	$

Rolling stock	3,391,524	1,816,212	1,575,312	1,922,483	1,465,362	457,121
Machinery and equipment	418,143	338,594	79,549	296,233	265,578	30,655
Furniture, fixtures and leasehold improvements	81,516	54,929	26,587	74,992	45,880	29,112
Information technology	715,828	510,492	205,336	566,457	430,372	136,085
Construction in progress	14,683,612	-	14,683,612	2,881,336	-	2,881,336

	19,290,623	2,720,227	16,570,396	5,741,501	2,207,192	3,534,309

In October 2012, the Company received the Record of Decision from the Bureau of Land Management which was the final approval required to begin construction at the Lost Creek project. Construction began immediately on the permitted wellfields, additional disposal wells and main plant site include grading, road construction, power lines and fencing. Construction in progress includes all the expenditures incurred prior to receiving the final approval related to plant design and engineering, off-site header house construction and payments on long lead time equipment as well as costs incurred during the quarter. Capitalized costs include direct and supervisory labor including benefits, materials, subcontracts, drilling, depreciation on equipment used exclusively in the construction process and overhead directly attributable to either the facilities or the equipment used in the construction of the facilities.